Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary Of Borrowings
Borrowings consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Current
Short-term borrowings:
Bank loans	127,900	7,900

	127,900	7,900
Current portion of long-term borrowings	45,000	—

Total current borrowings	172,900	7,900

Non-Current
Long-term borrowings:
Bank loans	845,000	800,000
Other loans	800,000	800,000

Total non-current borrowings	1,645,000	1,600,000

Total borrowings	1,817,900	1,607,900

Borrowings consisted of the following:

	As of December 31,
	2019	2020
Current
Short-term borrowings:
Bank loans	419,950	127,900

	419,950	127,900
Current portion of long-term borrowings	60,000	45,000

Total current borrowings	479,950	172,900

Non-Current
Long-term borrowings:
Bank loans	90,000	845,000
Other loans	1,600,000	800,000

Total non-current borrowings	1,690,000	1,645,000

Total borrowings	2,169,950	1,817,900